                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)    DESCRIPTION                                                                       COUPON   MATURITY      VALUE
         MUNICIPAL BONDS    155.4%
         FLORIDA    147.8%
$  750   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                     5.750%  01/01/32  $    751,080
 2,640   Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                               5.250   11/15/15     2,954,345
   400   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                   5.950   07/01/20       407,016
 1,000   Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)                               5.250   01/01/29     1,065,190
 1,250   Florida Agric & Mechanical Univ Rev Student Apt Fac (MBIA Insd)                    6.500   07/01/23     1,253,925
 1,750   Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1 (AMT) (AMBAC Insd)                5.350   07/01/27     1,791,860
   425   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4 (AMT) (FSA Insd)                      6.250   07/01/22       430,125
 1,800   Florida Muni Ln Council Rev Ser A (MBIA Insd)                                      5.250   11/01/15     2,013,120
 1,500   Florida Muni Ln Council Rev Ser A (MBIA Insd) (a)                                  5.000   02/01/35     1,571,565
 2,000   Florida Ports Fin Comm Rev St Trans Tr Fd (AMT) (MBIA Insd)                        5.375   06/01/27     2,059,560
 3,350   Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (AMT) (FGIC Insd)         5.500   10/01/29     3,629,390
 2,000   Florida St Brd of Ed Cap Outlay Pub Ed Ser C (FGIC Insd)                           5.750   06/01/29     2,245,140
 1,600   Florida St Brd of Ed Cap Outlay Pub Ed Ser C Rfdg                                  5.000   06/01/16     1,710,736
 3,000   Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg                                  5.750   06/01/22     3,378,960
 2,000   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                                 5.250   07/01/17     2,208,180
 1,500   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                                 5.500   07/01/17     1,677,600
 2,000   Florida St Brd of Ed Pub Ed Ser C Rfdg                                             5.000   06/01/06     2,071,120
 1,000   Florida St Brd of Ed Rev FL St Univ Hsg Fac Ser A (MBIA Insd)                      5.000   05/01/29     1,040,300
 2,000   Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)                                 5.500   07/01/28     2,204,000
 1,000   Florida St Correctional Privatization Commn Ctf Part (MBIA Insd)                   5.375   08/01/14     1,126,150
 1,500   Florida St Dept of Trans                                                           5.000   07/01/32     1,569,120
 2,500   Florida St Dept Trans Right of Way Ser A                                           5.250   07/01/21     2,809,575
 1,000   Florida St Muni Pwr Agy Rev Stanton Proj Rfdg (FSA Insd)                           5.500   10/01/14     1,136,440
   500   Gainesville, FL Util Sys Rev (Escrowed to Maturity)                                8.125   10/01/14       613,475
 1,310   Gainesville, FL Util Sys Rev Ser A (FSA Insd) (b)                                  5.250   10/01/19     1,464,567

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
 1,150   Greater Orlando Aviation Auth Orlando FL Arpt Fac Rev Ser C Rfdg (MBIA Insd)       5.250   10/01/06     1,203,291
   500   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                           5.650   12/01/20       548,535
   730   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                           5.750   12/01/20       802,233
 1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D                 5.375   11/15/35     1,049,610
 1,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist/Sunbelt Ser A                  6.000   11/15/31     1,630,875
   750   Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                      5.000   03/01/15       816,150
   750   Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                      5.000   09/01/15       816,150
 1,000   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B             5.250   10/01/28     1,022,280
 1,000   Hillsborough Cnty, FL Port Dist Tampa Port Auth Proj Ser A (AMT) (MBIA Insd)       5.375   06/01/27     1,066,070
 2,000   Hillsborough Cnty, FL Sch Dist (AMBAC Insd)                                        5.375   10/01/18     2,240,080
   690   Hollywood, FL Cmnty Redev Agy Beach Cra                                            5.625   03/01/24       737,769
 2,230   Jacksonville, FL Cap Impt Rev Crossover Ser B Rfdg (AMBAC Insd)                    5.000   10/01/12     2,492,850
 2,005   Jacksonville, FL Cap Impt Rev Crossover Ser B Rfdg (AMBAC Insd)                    5.250   10/01/14     2,249,369
 2,500   Jacksonville, FL Excise Tax Rev Ser B (AMBAC Insd)                                 5.375   10/01/20     2,812,700
 2,000   Jacksonville, FL Rev Better Jacksonville (MBIA Insd)                               5.250   10/01/21     2,227,480
 1,000   Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                                        5.000   10/01/21     1,084,160
 1,060   Key West, FL Swr Rev Rfdg (FGIC Insd)                                              5.250   10/01/17     1,188,917
 1,750   Kissimmee, FL Util Auth Elec Sys Rev Impt & Rfdg (FSA Insd)                        5.000   10/01/07     1,865,167
 7,000   Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity)                                     *   10/01/13     5,070,800
 2,230   Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity)                                 5.750   10/01/19     2,447,425
 1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                   5.500   11/15/32     1,048,610
 1,000   Lee Cnty, FL Arpt Rev Ser A (AMT) (FSA Insd)                                       5.750   10/01/22     1,110,650
 1,500   Lee Cnty, FL Arpt Rev Ser B (FSA Insd)                                             5.750   10/01/33     1,685,190
   500   Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj                                   5.500   07/01/32       514,375
 1,600   Leesburg, FL Utils Rev (FGIC Insd)                                                 5.000   10/01/34     1,681,904
 1,600   Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                              5.125   10/01/21     1,754,224
   650   Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg                      5.500   10/01/29       664,788
 2,135   Marion Cnty, FL Sch Brd Ctf (FSA Insd)                                             5.250   06/01/19     2,358,257
   260   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                           5.750   09/01/14       296,855
 1,045   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                           5.750   09/01/15     1,193,306
 1,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)                 5.375   10/01/32     1,581,930
   870   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)                 5.450   10/01/15       973,808
 1,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)                 5.750   10/01/29     1,123,460

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
 1,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                                5.000   10/01/33     1,022,620
 1,250   Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC Insd)                             5.250   10/01/20     1,368,200
 1,000   Miami-Dade Cnty, FL Sch Brd Ser A (Prerefunded @ 05/01/11) (MBIA Insd)             5.000   05/01/20     1,115,100
 2,250   North Broward, FL Hosp Dist Rev Impt                                               6.000   01/15/31     2,408,333
 1,880   Northern Palm Beach Cnty Impt Dist FL Wtr Ctl Unit Dev 9A Impt & Rfdg
         (MBIA Insd) (b)                                                                    5.250   08/01/17     2,084,356
 1,980   Northern Palm Beach Cnty Impt Dist FL Wtr Ctl Unit Dev 9A Impt & Rfdg
         (MBIA Insd) (b)                                                                    5.250   08/01/18     2,189,147
 1,000   Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                       *   10/01/12       757,820
 1,000   Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                       *   10/01/13       718,260
 1,000   Orange Cnty, FL Sales Tax Rev Ser A Rfdg (FGIC Insd)                               5.125   01/01/20     1,096,200
 1,500   Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (FGIC Insd)                  5.000   07/01/28     1,545,225
 1,500   Orlando, FL Util Commn Wtr & Elec Rev Ser A Rfdg                                   5.000   10/01/22     1,619,490
 1,000   Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                    5.125   06/01/22     1,083,490
 2,000   Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                    5.250   06/01/27     2,162,440
 1,000   Palm Beach Cnty, FL Criminal Justice Fac Rev Rfdg                                  5.000   06/01/13     1,116,990
 1,000   Palm Beach Cnty, FL Pub Impt Rev Convention Ctr Proj (Prerefunded @ 11/01/11)
         (FGIC Insd)                                                                        5.125   11/01/30     1,122,300
 1,000   Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                 5.500   08/01/16     1,123,730
 1,500   Palm Beach Cnty, FL Sch Brd Ctf Ser D (FSA Insd)                                   5.250   08/01/20     1,654,890
 1,000   Palm Coast, FL Util Sys Rev (MBIA Insd)                                            5.250   10/01/21     1,113,740
 1,705   Pembroke Pines, FL Charter Sch Ser A (MBIA Insd) (b)                               5.375   07/01/14     1,924,911
 1,000   Pembroke Pines, FL Cons Util Sys Rev (Escrowed to Maturity) (FGIC Insd)            6.250   09/01/11     1,144,170
   500   Polk Cnty, FL Sch Brd Ctf Partn Master Lease Ser A (FSA Insd)                      5.500   01/01/25       558,900
 1,750   Polk Cnty, FL Util Sys Rev (FGIC Insd)                                             5.250   10/01/20     1,953,455
 1,000   Port Saint Lucie, FL Loc Opt Gas Tax Rev Impt (Prerefunded @ 09/01/06)
         (FGIC Insd)                                                                        5.500   03/01/15     1,058,860
 1,000   Port Saint Lucie, FL Util Rev (MBIA Insd)                                          5.000   09/01/23     1,075,780
 1,835   Saint Lucie Cnty, FL Sales Tax Rev Impt & Rfdg (MBIA Insd) (b)                     5.250   10/01/19     2,051,512
 1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                  5.000   07/01/21     1,075,650
 1,195   Sarasota, FL Wtr & Swr Sys Rev Rfdg (MBIA Insd)                                    5.500   10/01/09     1,336,010
 1,420   Sebring, FL Wtr & Wastewtr Rev Rfdg (FGIC Insd)                                    5.250   01/01/19     1,581,142
 1,000   Seminole Cnty, FL Sales Tax Rev (FGIC Insd)                                        5.375   10/01/18     1,124,930
   500   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                   6.375   10/01/28       522,085
   500   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                         6.375   12/01/30       521,685
 1,750   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                    5.750   07/01/19     1,856,453

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
 1,000   Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                              5.375   10/01/15     1,127,220
 1,000   Tampa, FL Util Tax & Spl Rev Ser A Rfdg (AMBAC Insd)                               5.250   10/01/20     1,111,280
 1,000   Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)                   5.125   11/01/36     1,062,730
 1,000   Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)                                 5.250   10/01/23     1,099,760
 1,000   Village Ctr Cmnty Dev Dist FL Util Rev (Escrowed to Maturity) (FGIC Insd)          6.000   11/01/18     1,212,610
 1,500   West Orange Hlthcare Dist FL Ser A                                                 5.800   02/01/31     1,579,920
 1,090   West Palm Beach, FL (b)                                                            5.000   03/01/13     1,169,407
                                                                                                              -------------
                                                                                                               143,992,608
                                                                                                              -------------

         PUERTO RICO    5.2%
 4,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                  6.250   07/01/21     5,111,880
                                                                                                              -------------

         U. S. VIRGIN ISLANDS    2.4%
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                       6.500   10/01/24     1,158,350
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)            6.125   10/01/29     1,138,160
                                                                                                              -------------
                                                                                                                 2,296,510
                                                                                                              -------------

TOTAL LONG-TERM INVESTMENTS    155.4%
   (Cost $138,778,373)                                                                                         151,400,998

SHORT-TERM INVESTMENTS    2.4%
   (Cost $2,300,000)                                                                                             2,300,000
                                                                                                              -------------

TOTAL INVESTMENTS    157.8%
   (Cost $141,078,373)                                                                                         153,700,998

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.3%)                                                                   (201,371)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.5%)                                                  (56,066,581)
                                                                                                              -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                              $ 97,433,046
                                                                                                              =============

         Percentages are calculated as a percentage of net assets applicable to common shares.
*        Zero coupon bond
(a)      Security purchased on a when-issued or delayed delivery basis.
(b)      The Trust owns 100% of the bond issuance.


ACA    - American Capital Access
AMBAC  - AMBAC Indemnity Corp.
AMT    - Alternative Minimum Tax
FGIC   - Financial Guaranty Insurance Co.
FSA    - Financial Security Assurance Inc.
MBIA   - Municipal Bond Investors Assurance Corp.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Florida Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005